Correction of Error in Previously Reported 2021 Interim Financial Statements (Unaudited)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Correction of Error in Previously Reported 2021 Interim Financial Statements (Unaudited)

Note 19 — Correction of Error in Previously Reported 2021 Interim Financial Statements (Unaudited)

In connection with our year-end financial close process and related preparation of our 2021 Annual Report on Form 10-K, a misstatement of net loss per share was identified in our previously filed 2021 unaudited interim financial statements for the quarter and year-to-date periods ended September 30, 2021. We assessed the materiality of this error in accordance with the U.S. Securities and Exchange Commission Staff Accounting Bulletin No. 99, Materiality, and have concluded that our interim financial information as filed in the Quarterly Report on Form 10-Q for the quarter and year-to-date period ended September 30, 2021 should be restated. The misstatement related to the calculation of the weighted average shares outstanding. The weighted average shares outstanding was inconsistent with the presentation of outstanding common stock in the consolidated balance sheets and statements of stockholders’ equity, which reflected the recapitalization of common stock based on the Exchange Ratio retrospectively to the earliest period presented . There was no impact to our condensed consolidated balance sheets, condensed consolidated statements of stockholders’ equity (deficit), condensed consolidated statements of cash flows and the condensed consolidated statements of operations and comprehensive loss, the only exception being net loss per share and weighted average shares outstanding.

The effects of this error on our previously reported 2021 condensed consolidated statements of operations and comprehensive loss on a quarter-to-date and year-to-date basis are as follows:

	Three Months Ended September 30, 2021
(in thousands, except share and per share amounts)	Originally Reported	Adjustment	As Restated
Revenue
Assay services revenue	$17,499	$—	$17,499
Product revenue	75	—	75
Collaboration revenue	763	—	763
Other revenue	1,655	—	1,655
Total revenue	19,992	—	19,992

Operating expenses
Cost of assay services revenue	8,737	—	8,737
Cost of product revenue	33	—	33
Research and development	15,596	—	15,596
Selling, general and administrative	20,632	—	20,632
Total operating expenses	44,998	—	44,998
Loss from operations	(25,006)	—	(25,006)
Other (expense) income
Interest income and other, net	55	—	55
Interest expense	(2)	—	(2)
Change in fair value of warrant liabilities	(8,111)	—	(8,111)
Change in fair value of earn-out liability	(5,662)	—	(5,662)
Loss on extinguishment of debt, net	(2,693)	—	(2,693)
Total other expense	(16,413)	—	(16,413)
Net loss	$(41,419)	$—	$(41,419)

Other comprehensive loss
Net unrealized loss on available-for-sale securities	(15)	—	(15)
Foreign currency translation loss	(4)	—	(4)
Total other comprehensive loss	(19)	—	(19)
Comprehensive loss	$(41,438)	$—	$(41,438)

Net loss per share, basic and diluted	$(0.55)	$0.25	$(0.30)
Weighted average shares used in computing net loss per share, basic and diluted	75,684,521	61,491,707	137,176,228

	Nine Months Ended September 30, 2021
(in thousands, except share and per share amounts)	Originally Reported	Adjustment	As Restated
Revenue
Assay services revenue	$48,308	$—	$48,308
Product revenue	730	—	730
Collaboration revenue	2,288	—	2,288
Other revenue	7,306	—	7,306
Total revenue	58,632	—	58,632

Operating expenses
Cost of assay services revenue	22,548	—	22,548
Cost of product revenue	452	—	452
Research and development	32,304	—	32,304
Selling, general and administrative	48,274	—	48,274
Total operating expenses	103,578	—	103,578
Loss from operations	(44,946)	—	(44,946)
Other (expense) income
Interest income and other, net	126	—	126
Interest expense	(1,324)	—	(1,324)
Change in fair value of warrant liabilities	(8,111)	—	(8,111)
Change in fair value of earn-out liability	(5,662)	—	(5,662)
Loss on extinguishment of debt, net	(4,323)	—	(4,323)
Total other expense	(19,294)	—	(19,294)
Net loss	$(64,240)	$—	$(64,240)

Other comprehensive loss
Net unrealized loss on available-for-sale securities	(7)	—	(7)
Foreign currency translation loss	(3)	—	(3)
Total other comprehensive loss	(10)	—	(10)
Comprehensive loss	$(64,250)	$—	$(64,250)

Net loss per share, basic and diluted	$(1.01)	$0.48	$(0.53)
Weighted average shares used in computing net loss per share, basic and diluted	63,752,006	58,516,437	122,268,443